Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Year one	$ 1,743
Year two	1,575
Year three	1,426
Year four	1,161
Thereafter	4,934
Total operating lease payments	10,839
Less: imputed interest	(744)
Total operating lease liabilities	$ 10,095	$ 3,783